PREFERRED LIMITED PARTNERS EQUITY (Details) - USD ($) shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of preferred limited partners [Line Items]
Preferred limited partners' equity	$ 707		$ 511
Preferred Limited Partners Unit [Member]
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding	37,890
Dividends declared for the year ended		$ 13
Preferred limited partners' equity	$ 707
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding	2,890
Dividend rate	5.59%
Earliest redemption date	Apr 2018
Dividends declared for the year ended	$ 2	2
Preferred limited partners' equity	$ 49		49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding	7,000
Dividend rate	5.50%
Earliest redemption date	Jan 2021
Dividends declared for the year ended	$ 4	4
Preferred limited partners' equity	$ 128		128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding	8,000
Dividend rate	5.75%
Earliest redemption date	Jul 2021
Dividends declared for the year ended	$ 4	4
Preferred limited partners' equity	$ 147		147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding	10,000
Dividend rate	5.00%
Earliest redemption date	Apr 2022
Dividends declared for the year ended	$ 5	$ 3
Preferred limited partners' equity	$ 187		$ 187
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Percentage of units for normal course issuer bid		10.00%